UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                New York, N.Y.            February 12, 2013
--------------------------  ---------------------------    -------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        71
                                           -----------

Form 13F Information Table Entry Value:    $3,823,625
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 12-31-12

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COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT OTHER        VOTING AUTHORITY
Name of Issuer                                   CUSIP      (x1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
--------------                                   -----      -------   -------   ---  ----  ---------- --------   ----   ------  ----
Acadia Pharmaceuticals Inc.         COM          004225108   72,641  15,621,812  SH        SOLE                15,621,812
Aegerion Pharmaceuticals            COM          00767E102   15,595     614,485  SH        SOLE                   614,485
Amicus Therapeutics                 COM          03152W109    2,050     765,072  SH        SOLE                   765,072
Anacor Pharmaceuticals              COM          32420101     4,038     776,463  SH        SOLE                   776,463
Aradigm Corp.                       COM          038505301       13     100,000  SH        SOLE                   100,000
Ariad Pharmaceuticals Inc.          COM          04033A100   40,836   2,129,070  SH        SOLE                 2,129,070
Arqule Inc.                         COM          04269E107     3612   1,294,467  SH        SOLE                 1,294,467
Array Biopharma Inc.                COM          04269X105    5,580   1,500,000  SH        SOLE                 1,500,000
Auxilium                            COM          05334D107   81,038   4,371,129  SH        SOLE                 4,371,129
Biocryst Pharmaceuticals Inc.       COM          09058V103    7,901   5,563,615  SH        SOLE                 5,563,615
Biodel Inc.                         COM          09064M204    1,269     540,000  SH        SOLE                   540,000
BioDelivery Sciences Intl. Inc.     COM          09060J106    9,221   2,139,426  SH        SOLE                 2,139,426
Biomarin Pharmaceuticals            COM          09061G101    9,861     200,432  SH        SOLE                   200,432
Cerus                               COM          157085101    6,666   2,109,512  SH        SOLE                 2,109,512
Chelsea Therapeutics                COM          163428105    2,308   3,037,402  SH        SOLE                 3,037,402
Chemocentryx Inc.                   COM          16383L106      547      50,000  SH        SOLE                    50,000
Clovis Oncology                     COM          189464100   17,843   1,115,182  SH        SOLE                 1,115,182
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                       PFD CONV EX  23254L207      105      20,979  SH        SOLE                    20,979
Cytrx Corp.                         COM          232828509    1,870   1,000,000  SH        SOLE                 1,000,000
Cubist Pharmaceuticals Inc.         COM          229678107      210       5,000  SH        SOLE                     5,000
Derma Sciences                      COM          249827502   15,097   1,358,857  SH        SOLE                 1,358,857
Discovery Laboratories Inc.         COM          254668403    1,799     852,617  SH        SOLE                   852,617
Durata Therapeutics                 COM          26658A107    1,287     168,486  SH        SOLE                   168,486
Genomic Health Inc.                 COM          37244C101  336,681  12,359,827  SH        SOLE                12,359,827
Geron Corp.                         COM          374163103    1,410   1,000,000  SH        SOLE                 1,000,000
Gilead Sciences Inc.                COM          375558103    6,750      91,900  SH        SOLE                    91,900
Halozyme Therapeutics Inc.          COM          40637H109   11,875   1,769,776  SH        SOLE                 1,769,776
Idera Pharmaceuticals Inc.          COM          45168K108       79      88,531  SH        SOLE                    88,531
Incyte Corp.                        COM          45337C102  246,003  14,810,559  SH        SOLE                14,810,559
Infinity Pharmaceuticals Inc.       COM          45665303    41,247   1,178,485  SH        SOLE                 1,178,485
Insmed Inc.                         COM          457669307    1,607     240,167  SH        SOLE                   240,167
Intercept Pharmaceuticals, Inc.     COM          45845P108   12,840     375,000  SH        SOLE                   375,000
Intermune Inc.                      COM          45884X103   17,054   1,759,926  SH        SOLE                 1,759,926
Kythera Biopharmaceuticals          COM          501570105    5,006     165,000  SH        SOLE                   165,000
Ligand Pharmaceuticals Inc.         CLASS B      53220K207    1,522      73,400  SH        SOLE                    73,400
Lpath Inc.                          COM          548910306    1,010     200,000  SH        SOLE                   200,000
Medivation Inc.                     COM          58501N101   49,448     966,546  SH        SOLE                   966,546
MEI Pharma, Inc.                    COM          55279B103    7,000   1,000,000  SH        SOLE                 1,000,000
Onyx                                COM          683399109   12,059     159,652  SH        SOLE                   159,652
Pharmacyclics Inc.                  COM          716933106  661,255  11,444,360  SH        SOLE                11,444,360
Progenics Pharmaceuticals, Inc.     COM          743187106    2,682     900,000  SH        SOLE                   900,000
QLT, Inc.                           COM          746927102   11,481   1,460,663  SH        SOLE                 1,460,663
Repros Therapeutics                 COM          76028H209   23,595   1,498,089  SH        SOLE                 1,498,089
Salix Pharmaceuticals, Inc.         COM          795435106    2,693      66,536  SH        SOLE                    66,536
Seattle Genetics Inc.               COM          812578102  447,712  19,322,947  SH        SOLE                19,322,947
Sequenom Inc.                       COM          817337405       61      12,900  SH        SOLE                    12,900
Spectrum                            COM          84763A108   16,779   1,500,000  SH        SOLE                 1,500,000
Synageva Biopharma Corp.            COM          87159A103  387,145   8,363,462  SH        SOLE                 8,363,462
Synergy Pharmaceuticals             COM          871639308    8,620   1,638,871  SH        SOLE                 1,638,871
Synta Pharmaceuticals               COM          87162T206   13,193   1,462,614  SH        SOLE                 1,462,614
Threshold Pharma                    COM          885807107    6,715   1,595,048  SH        SOLE                 1,595,048
Tranzyme                            COM          89413J102    2,369   4,386,281  SH        SOLE                 4,386,281
Vanda Pharmaceuticals, Inc.         COM          921659108    1,850     500,000  SH        SOLE                   500,000
Ventrus Biosciences, Inc.           COM          922822101    2,626   1,215,840  SH        SOLE                 1,215,840
Viropharma Inc.                     COM          928241108  205,415   9,025,270  SH        SOLE                 9,025,270
Xenoport                            COM          98411C100    8,035   1,034,112  SH        SOLE                 1,034,112
Xoma Corp.                          COM          98419J107   48,659  20,274,581  SH        SOLE                20,274,581
Ziopharm Oncology Inc.              COM          98973P101    1,057     254,199  SH        SOLE                   254,199
Zogenix, Inc.                       COM          98978L105    2,661   2,001,000  SH        SOLE                 2,001,000

Biomarin Pharmaceuticals Notes
  1.875% 4/23/2017                  CONV BONDS   09061GAD3   56,577  22,898,000  PRN       SOLE                22,898,000
Exelisis 4.25% 8/15/2019            CONV BONDS   30161QAC8   18,460  19,000,000  PRN       SOLE                19,000,000
Gilead 0.625% 5/1/13                CONV BONDS   375558AH6   48,110  25,000,000  PRN       SOLE                25,000,000
Gilead 1.625% 5/1/16                CONV BONDS   375558AP8   36,194  21,500,000  PRN       SOLE                21,500,000
Incyte Genomics Notes 4.75%
  10/1/2015                         CONV BONDS   45337CAH5  313,298 157,758,000  PRN       SOLE               157,758,000
Intermune Inc Notes 2.5%
  9/15/18                           CONV BONDS   45884XAE3   12,846  16,500,000  PRN       SOLE                16,500,000
Intermune Inc Notes 5% 3/1/15       CONV BONDS   45884XAD5   33,754  33,860,000  PRN       SOLE                33,860,000
Medivation 2.625% 4/1/17            CONV BONDS   58501NAA9   31,260  24,500,000  PRN       SOLE                24,500,000
Salix 2.75% 5/15/15                 CONV BONDS   795435AC0  126,398 110,572,000  PRN       SOLE               110,572,000
Salix 144A 1.5% 3/15/19             CONV BONDS   795435AD8  185,100 192,000,000  PRN       SOLE               192,000,000
United Therapeutics Notes 1%
  9/15/16 144A                      CONV BONDS   91307CAE2   22,652  18,000,000  PRN       SOLE                18,000,000
Vertex Pharmaceuticals Notes 3.35%
  10/1/15                           CONV BONDS   92532FAN0   31,395  28,000,000  PRN       SOLE                28,000,000
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